Victory Target Retirement Income Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P Target Date Retirement Income Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.66%	4.15%	5.32%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.36%	4.94%	5.65%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.27%	3.18%	3.81%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.91%	3.27%	3.75%